UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03324

The Guardian Cash Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004
(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
The Guardian Cash Fund, Inc.	The Guardian Cash Fund, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

■ The Guardian Cash Fund	Annual Report To Contractowners

Alexander M. Grant, Jr.,

Portfolio Manager

Objective:

Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity

Portfolio:

Short-term money market instruments

Inception Date:

November 10, 1981

Net Assets at December 31, 2005:

$217,511,048

An Update from Fund Management

As of December 31, 2005 the effective 7-day net annualized yield for The Guardian Cash Fund was 3.76%. The Fund produced a total net annualized return of 2.69%. In contrast, the effective 7-day annualized yield of Tier One money market funds as measured by iMoneyNet, Inc. was 3.44%; total return for the same category was 2.44%. iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) is a research firm that tracks money market funds.

The Guardian Cash Fund is a place where investors may put their money while they decide on a long-term investment vehicle, be it stocks or bonds. Also, some of our investors prefer the relative stability of the money markets. To best accommodate all our investors, we will continue to try to provide a strong 7-day yield, while offering safety and liquidity. Our investment strategy was to create a diversified portfolio of money market instruments that presents minimal credit risks according to our criteria. As always, we only purchased securities from issuers that had received ratings in the two highest credit quality categories established by nationally recognized statistical ratings organizations like Moody’s Investors Service Inc. and Standard & Poor’s Corporation for the Fund’s portfolio. The portfolio was invested in commercial paper (63.85%), floating rate taxable municipal bonds (21.86%), repurchase agreements (4.12%), certificates of deposits (4.64%) and short maturity corporate bonds (5.53%).

Money market funds are directly affected by the actions of the Federal Reserve Board (“the Fed”). In June 2004, the Fed began tightening the overnight lending rate by 0.25% at each Federal Open Market Committee (FOMC) meeting. By December 31, 2005 the Fed Funds rate had risen to 4.25%, an increase of 2.00% in the calendar year. Throughout the year, money market issuers altered their rate offerings in response to monetary policy and stock market expectations.

The Fed Funds target is the rate at which banks can borrow from each other overnight. While the Fed does not set this rate, it can establish a target rate and, through open market operations, the Fed can move member banks in the direction of that target rate. The Discount Rate is the rate at which banks can borrow directly from the Fed. Another factor affecting performance was the portfolio’s average maturity of 39 days as of December 31, 2005. The average Tier One money market fund as measured by iMoneyNet, Inc. had an average maturity of 38 days.

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The Lehman Brothers 3-Month Treasury Bill Index is generally considered representative of the average yield of three-month Treasury Bills. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

•	Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not indicative of future results.

•	Share of The Guardian Cash Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board or any other agency. Although the Fund seeks to preserve the value of an investment at $10.00 per share, it is possible to lose money investing in the Fund.

THE GUARDIAN CASH FUND	1

■ The Guardian Cash Fund	Annual Report To Contractowners

Portfolio Statistics  (As of 12/31/2005)

Average Maturity (days):	39
Yields:
Effective 7 day yield	3.76%
Current 7 day yield	3.69%

Average Annual Total Returns  (For periods ended 12/31/2005)

	1 Yr	5 Yrs	10 Yrs	Since Inception 11/10/1981
The Guardian Cash Fund	2.69%	1.80%	3.49%	5.45%
Lehman Brothers 3-Month Treasury Bill Index	3.07%	2.34%	3.89%	5.68%

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on July 1, 2005 and held for six months ended December 31, 2005.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	THE GUARDIAN CASH FUND

■ The Guardian Cash Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value Dec. 31, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000.00	$1,016.00	$2.95	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Fund’s most recent fiscal half-year).

THE GUARDIAN CASH FUND	3

■	The Guardian Cash Fund, Inc.

Schedule of Investments

December 31, 2005

Principal Amount		Value

Corporate Bonds — 5.5%
Capital Markets — 4.0%
$1,000,000	Caterpillar Fin. Svcs. 2.65% due 1/30/2006	$999,122
5,000,000	Goldman Sachs Group LP 4.33% due 8/1/2006	5,002,315
2,555,000	Lehman Brothers, Inc. 7.625% due 6/1/2006	2,591,155

		8,592,592

Financial–Other — 1.5%
3,340,000	Countrywide Home Loans, Inc. (1) 4.243% due 4/12/2006	3,340,024

	Total Corporate Bonds (Cost $11,932,616)	11,932,616

Certificates of Deposit (1) — 4.6%
$5,000,000	Societe Generale NA 4.29% due 6/7/2006	$5,000,000
5,000,000	Wells Fargo Bank NA 4.31% due 11/20/2006	5,000,000

	Total Certificates of Deposit (Cost $10,000,000)	10,000,000

Commercial Paper — 63.4%
ASSET BACKED — 4.6%
$5,000,000	Barton Capital Corp. 4.15% due 1/19/2006	$4,989,625
5,000,000	Surrey Funding Corp. 4.25% due 1/5/2006	4,997,639

	TOTAL ASSET BACKED	9,987,264

FINANCIAL — 22.1%
Diversified Financial Services — 2.3%
$5,000,000	Credit Suisse First Boston 4.13% due 1/3/2006	$4,998,853

Financial–Banks — 6.8%
5,000,000	BNP Paribas Finance 4.396% due 3/28/2006	4,947,492
5,000,000	Dexia Delaware 4.34% due 2/13/2006	4,974,081
5,000,000	UBS Finance LLC 4.435% due 4/28/2006	4,927,931

		14,849,504

Financial–Other — 13.0%
5,000,000	American General Fin. Corp. 4.29% due 2/6/2006	4,978,550
5,000,000	Barclays US Fdg. LLC 4.34% due 2/13/2006	4,974,081
5,000,000	Bear Stearns Co., Inc. 4.05% due 1/11/2006	4,994,375
3,400,000	Cooperative Association of Tractor Dealers 4.30% due 2/3/2006	3,386,598
5,000,000	Countrywide Fin. Corp. 4.31% due 1/24/2006	4,986,232
5,000,000	Govco, Inc. 4.03% due 1/10/2006	4,994,962

		28,314,798

	TOTAL FINANCIAL	48,163,155

Principal Amount		Value

INDUSTRIAL — 36.7%
Automotive — 6.8%
$5,000,000	American Honda Fin. Corp. 4.22% due 1/4/2006	$4,998,242
5,000,000	BMW US Capital LLC 4.23% due 1/26/2006	4,985,313
5,000,000	Toyota Motor Credit Corp. 4.38% due 3/28/2006	4,947,683

		14,931,238

Beverages — 2.3%
5,000,000	Atlantic Industries 4.20% due 1/17/2006	4,990,667

Conglomerates — 2.3%
5,000,000	General Electric Capital Corp. 4.18% due 1/19/2006	4,989,550

Diversified Manufacturing — 4.6%
5,000,000	Eaton Corp. 4.26% due 1/3/2006	4,998,816
5,000,000	Siemens Capital Corp. 4.15% due 1/17/2006	4,990,778

		9,989,594

Electronic Equipment and Instruments — 2.3%
5,000,000	Hitachi America 4.25% due 1/23/2006	4,987,014

Food Products — 4.6%
5,000,000	Hershey Foods Corp. 4.23% due 1/23/2006	4,987,075
5,000,000	Nestle Capital Corp. 4.03% due 1/18/2006	4,990,485

		9,977,560

Health Care Equipment and Supplies — 2.3%
5,000,000	Medtronic, Inc. 4.25% due 1/18/2006	4,989,965

Health Care Providers and Services — 2.3%
5,000,000	United Healthcare Corp. 4.18% due 1/17/2006	4,990,711

Metals and Mining — 2.3%
5,000,000	Alcoa, Inc. 4.15% due 1/3/2006	4,998,847

Personal Products — 2.3%
5,000,000	L’Oreal USA, Inc. 4.22% due 1/5/2006	4,997,656

Pharmaceuticals — 2.3%
5,000,000	Alcon Fin. 4.25% due 1/24/2006	4,986,424

Utilities–Electric and Water — 2.3%
5,000,000	National Rural Utilities Coop. Fin. 4.26% due 1/20/2006	4,988,758

	TOTAL INDUSTRIAL	79,817,984

	Total Commercial Paper (Cost $137,968,403)	137,968,403

Taxable Municipal Securities — 21.7%
California — 1.9%
$2,195,000	California Housing Fin. Agency 4.45% due 1/4/2006 (1)	$2,195,000
2,000,000	Sacramento Cnty., CA 4.45% due 1/4/2006 (1)	2,000,000

		4,195,000

See notes to financial statements.

4

■	The Guardian Cash Fund, Inc.

Schedule of Investments (Continued)

December 31, 2005

Principal Amount		Value

Colorado — 4.4%
$9,525,000	Colorado Housing & Fin. Auth. 4.45% due 1/4/2006 (1)	$9,525,000

Connecticut — 1.2%
2,500,000	Connecticut St. Housing & Fin. Auth. 4.38% due 1/5/2006 (1)	2,500,000

Michigan — 1.8%
4,000,000	Michigan St. Housing Dev. Auth. 4.45% due 1/4/2006 (1)	4,000,000

New York — 8.0%
12,240,000	New York City Trans. 4.45% due 1/4/2006 (1)	12,240,000
5,100,000	New York St. Dormitory Auth. Rev. 4.46% due 1/5/2006 (1)	5,100,000

		17,340,000

Utah — 4.4%
5,330,000	Utah Housing Corp. Single Family 4.45% due 1/4/2006 (1)	5,330,000
4,265,000	Utah St. Housing Fin. Agency 4.45% due 1/4/2006 (1)	4,265,000

		9,595,000

	Total Taxable Municipal Securities (Cost $47,155,000)	47,155,000

Repurchase Agreement — 4.0%
$8,727,000	State Street Bank and Trust Co. repurchase agreement, dated 12/30/2005, maturity value of $8,730,995 at 4.12%, due 1/3/2006 (2) (Cost $8,727,000)	$8,727,000

Total Investments — 99.2% (Cost $215,783,019)		215,783,019
Cash, Receivables, and Other Assets Less Liabilities — 0.8%		1,728,029

Net Assets — 100%		$217,511,048

(1)	Floating rate note. The rate shown is the rate in effect at 12/31/2005.
(2)	The repurchase agreement is fully collateralized by $8,860,000 in U.S. Government Agency, 5.50%, due 11/16/2015, with a value of $8,904,300.

See notes to financial statements.

5

■	The Guardian Cash Fund, Inc.

Statement of Assets and Liabilities

December 31, 2005

ASSETS
Investments, at market (cost $215,783,019)	$215,783,019
Cash	814
Receivable for fund shares sold	1,562,634
Interest receivable	489,859
Other assets	6,992

Total Assets	217,843,318

LIABILITIES
Payable for fund shares redeemed	184,026
Accrued expenses	56,462
Due to GIS	91,782

Total Liabilities	332,270

Net Assets	$217,511,048

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,175,111
Additional paid-in capital	215,335,937

Net Assets	$217,511,048

Shares Outstanding — $0.10 Par Value	21,751,105

Net Asset Value Per Share	$10.00

Statement of Operations

Year Ended

December 31, 2005

INVESTMENT INCOME
Interest	$8,390,500

Expenses:
Investment advisory fees — Note B	1,321,629
Custodian fees	79,508
Printing expense	41,282
Director’s fees — Note B	29,803
Audit fees	23,153
Other	29,059

Total Expenses	1,524,434

NET INVESTMENT INCOME, REPRESENTING NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,866,066

See notes to financial statements.

6

■	The Guardian Cash Fund, Inc.

Statements of Changes in Net Assets

	Year Ended December 31,
	2005	2004
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$6,866,066	$2,710,195

Dividends to Shareholders from:
Net investment income	(6,866,066)	(2,710,195)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note D	(78,289,137)	(60,471,164)

Net Decrease in Net Assets	(78,289,137)	(60,471,164)

NET ASSETS:

Beginning of year	295,800,185	356,271,349

End of year	$217,511,048	$295,800,185

See notes to financial statements.

7

■	The Guardian Cash Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$10.00	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	0.27	0.08	0.07	0.12	0.35

Dividends to shareholders from:
Net investment income	(0.27)	(0.08)	(0.07)	(0.12)	(0.35)

Net asset value, end of year	$10.00	$10.00	$10.00	$10.00	$10.00

Total return*	2.69%	0.85%	0.66%	1.25%	3.58%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$217,511	$295,800	$356,271	$492,713	$515,223
Ratio of expenses to average net assets	0.58%	0.57%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	2.60%	0.84%	0.67%	1.24%	3.43%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

8

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements

December 31, 2005

Note A.	Organization and Accounting Policies

The Guardian Cash Fund, Inc. (the Fund or GCF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Shares of GCF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Repurchase agreements are carried at cost which approximates market value (see Note C). GCF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investment transactions are recorded on the date of purchase or sale.

Dividend Distributions

Dividends from net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month. All dividends and distributions are credited in the form of additional shares of GCF.

Distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

The tax character of dividends paid to shareholders during the years ended December 31, 2005 and 2004 were as follows:

Ordinary Income
2005	$6,866,066
2004	2,710,195

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward
$11,147	$(11,147)

Taxes

GCF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

As of December 31, 2005, for federal income tax purposes, the Fund had capital losses carryforward as follows:

	Capital Loss Carryforward	Expiration Date
	$(7,909)	2011
	(3,238)	2012

Total	$(11,147)

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are currently at an annual rate of 0.50% of the average daily net assets of the Fund. GCF pays GIS investment advisory fees at an annual rate of 0.50% of its average daily net assets for the first $500 million and at an annual rate of 0.45% in excess of $500 million of its average daily net assets.

9

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2005

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the funds are affiliated with GIS.

Note C.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GCF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GCF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note D.	Transactions in Capital Stock

There are 100,000,000 shares of $0.10 par value capital stock authorized for GCF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2005	2004	2005	2004
	Shares		Amount
Shares sold	13,825,996	16,290,918	$138,259,958	$162,909,178
Shares issued in reinvestment of dividends	686,607	271,019	6,866,066	2,710, 195
Shares repurchased	(22,341,516)	(22,609,054)	(223,415,161)	(226,090,537)

Net decrease	(7,828,913)	(6,047,117)	$(78,289,137)	$(60,471,164)

Note E.	Management Information (Unaudited)

The directors and officers of GCF are named below. Information about their principal occupations during the past five years and certain other affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*

Arthur V. Ferrara (1930)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

10

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Leo R. Futia (1919)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1947)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03; President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors

Kathleen C. Cuocolo (1952)	Director	Since 11/16/05	Principal, Cuocolo Associates (corporate governance and operations consulting firm), 2003 to present; Executive Vice President, State Street Corporation, prior thereto. Employed by State Street Corporation in various capacities since 1982. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Chairman, Board of Directors, Select Sector S&P Depository Receipts Series Trust (9 exchange traded funds), 1999 to present; Director, World Markets PLC (global performance and analytics company), 2002 to present; Director, The China Fund, Inc., 2001 to 2003; Board of Advisors, Venturi Aeration, Inc. (water remediation services), 2001 to present; Board of Advisors, Inter- Unity Group (systems optimization consulting firm), 2003 to present.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

11

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Frank J. Fabozzi, Ph.D. (1948)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

William N. Goetzmann, Ph.D. (1956)	Director	Since 11/16/05	Edwin J. Beinecke Professor of Finance and Management Studies, Yale School of Management, 7/94 to present; Director, International Center for Finance, Yale School of Management, 7/99 to present; Visiting professor, Harvard Business School, 7/05 to present. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Member of the Board of Directors of the Commonfund.

Anne M. Goggin, Esq. (1948)	Director	Since 2004	Attorney at law in private practice since 8/04; Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (1928)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

12

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Sidney I. Lirtzman, Ph.D. 200 East 57th Street #10H New York, New York 10022 (1930)	Director	Since 1987	Emanuel Saxe Emeritus Professor of Management, Zicklin School of Business, Baruch College, City University of New York since 11/04; Emanuel Saxe Professor of Management 9/96 to 10/04; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Steven J. Paggioli (1950)	Director	Since 11/16/05	Independent consultant on investment company matters since 7/01; Executive Vice President, Director and Principal of The Wadsworth Group (administration, consulting and executive search firm) prior thereto. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Trustee and Audit Committee Member, Managers Funds and Managers AMG Funds (36 portfolios), 6/90 to present; Trustee, Professionally Managed Portfolios (20 portfolios), 5/91 to present; Advisory Board Member, Sustainable Growth Advisers, L.P., 10/02 to present.

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (1932)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Commonfund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

13

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers

Joseph A. Caruso (1952)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Howard W. Chin (1952)	Managing Director	Since 1997	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	15

Robert J. Crimmins, Jr. (1960)	Senior Director	Since 2003	Senior Director, The Guardian Life Insurance Company of America since 3/01. Assistant Vice President, Fixed Income Investments, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	15

Richard A. Cumiskey (1960)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Alexander M. Grant, Jr. (1949)	Managing Director	Since 1993	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	15

Nydia Morrison (1958)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Frank L. Pepe (1942)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (1954)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (1960)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (1955)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (1954)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	The Guardian Cash Fund, Inc.

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors and Shareholders of

The Guardian Cash Fund, Inc. (the Fund)

We have audited the accompanying statement of assets and liabilities of The Guardian Cash Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Cash Fund, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 8, 2006

16

■	The Guardian Cash Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

17

■	The Guardian Cash Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian Cash Fund, Inc.

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors noted that the Fund pursues an investment strategy that is conservative in nature, even within its peer group of money market funds, with a shorter

18

■	The Guardian Cash Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited) (Continued)

average portfolio maturity and more limited investment in “second tier” securities. The Independent Directors noted that, as a result of this strategy, along with the Fund’s size and fee structure, the Fund underperforms in comparison to its peer group of funds. They also noted that the Fund’s management fee rate is higher than the median for its peer group. However, the Independent Directors concluded that given the size of the Fund, the subsidies provided by the Manager and the Fund’s conservative investment program, performance and the management fees, which include a breakpoint, were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

19

■	The Guardian Cash Fund, Inc.

Shareholder Voting Summary (Unaudited)

November 15, 2005

On November 15, 2005, a Special Shareholder Meeting of the Fund was held at which the eleven Directors, identified below, were elected (Proposal No. 1) and the sub-proposals in Proposal No. 2, as described in the Proxy Statement, were approved. The following is a report of the votes cast:

Proposal No. 1

Election of the Eleven Nominees for Director:

NOMINEE	FOR	WITHHELD	TOTAL
DIRECTORS
Kathleen C. Cuocolo	21,670,626.698	1,330,428.980	23,001,055.678
Frank J. Fabozzi	21,677,886.050	1,323,169.628	23,001,055.678
Arthur V. Ferrara	21,639,197.341	1,361,858.337	23,001,055.678
Leo R. Futia	21,366,205.604	1,634,850.074	23,001,055.678
William N. Goetzmann	21,669,784.741	1,331,270.937	23,001,055.678
Anne M. Goggin	21,418,031.375	1,583,024.303	23,001,055.678
William W. Hewitt	21,375,039.202	1,626,016.476	23,001,055.678
Sidney I. Lirtzman	21,660,241.318	1,340,814.360	23,001,055.678
Dennis H. Manning	21,654,107.729	1,346,947.949	23,001,055.678
Steven J. Paggioli	21,648,740.760	1,352,314.918	23,001,055.678
Robert G. Smith	21,641,949.266	1,359,106.412	23,001,055.678

Proposal No. 2

Approving an amendment to, or the elimination of, the Fund’s fundamental investment restriction, as described in the Proxy Statement, with respect to the following:

SUB-PROPOSALS	FOR	AGAINST	ABSTAIN	TOTAL
2(a) Diversification of investments;	20,183,586.109	1,468,008.441	1,349,461.128	23,001,055.678
2(b) Borrowing;	20,154,279.112	1,497,315.438	1,349,461.128	23,001,055.678
2(c) Issuing senior securities;	20,174,825.573	1,476,768.977	1,349,461.128	23,001,055.678
2(d) Concentration of investments in the same industry;	20,211,156.271	1,440,438.279	1,349,461.128	23,001,055.678
2(e) Investments in real estate	20,194,107.651	1,457,486.899	1,349,461.128	23,001,055.678
2(f) Investments in commodities	20,174,670.628	1,476,923.922	1,349,461.128	23,001,055.678
2(g) Underwriting the securities of other issuers;	20,143,517.856	1,508,076.694	1,349,461.128	23,001,055.678
2(h) Making loans;	20,140,306.845	1,511,287.705	1,349,461.128	23,001,055.678
2(i) Investments in securities that are not readily marketable;	20,186,318.147	1,465,276.403	1,349,461.128	23,001,055.678
2(j) Investments for the purpose of exercising control or management;	20,144,198.489	1,507,396.061	1,349,461.128	23,001,055.678
2(k) Investments in other investment companies;	20,160,507.444	1,491,087.106	1,349,461.128	23,001,055.678
2(l) Purchasing securities on margin, selling securities short, or participating on a joint or joint and several basis in a securities trading account;	20,118,187.621	1,533,406.929	1,349,461.128	23,001,055.678
2(m) Pledging, mortgaging or hypothecating its assets;	20,125,798.810	1,525,795.740	1,349,461.128	23,001,055.678
2(n) Investments in issuers in which management of a Fund or its investment adviser owns securities;	20,123,234.364	1,528,360.186	1,349,461.128	23,001,055.678
2(p) Investments in oil, gas or mineral programs;	20,197,837.505	1,453,757.045	1,349,461.128	23,001,055.678
2(q) Investments in put options, call options or combinations thereof;	20,118,309.518	1,533,285.032	1,349,461.128	23,001,055.678
2(r) Investments in warrants, and	20,170,471.552	1,481,122.998	1,349,461.128	23,001,055.678
2(s) Investments in securities other than those discussed in the Fund's prospectus.	20,116,354.396	1,535,240.154	1,349,461.128	23,001,055.678

20

■	The Guardian Cash Fund, Inc.

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

21

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”). A copy of the Code is filed as an exhibit to this Form N-CSR. There were no substantive amendments made to the Code, nor were there any waivers granted under the Code, during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors/Trustees has determined that Robert G. Smith qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Dr. Smith serves as Chairman of the registrant’s audit committee and is considered “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows: 2005 – (a) Audit Fees $17,926; (c) Tax Fees $5,227; 2004 – (a) Audit Fees $16,971; (c) Tax Fees $5,029.

Audit Fees include amounts related to the audit and report on the registrant’s annual financial statements. Tax fees include amounts related to tax compliance services.

(e)(1) Pursuant to the Audit Committee charter, the Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant to provide any non-prohibited services to the Registrant, including the fees and other compensation to be paid to the accountant. The Chairman of the Audit Committee may grant the pre-approval of services to the Registrant for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

The Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant, including the fees and other compensation to be paid to the accountant, to provide any non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant. The Chairman of the Audit Committee may pre-approve non-audit services, which are not prohibited, to the adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant). All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)	No services described in paragraph (b) – (d) of Item 4, were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Not Applicable.

(h) Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board during the most recent fiscal half-year.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of The Guardian Cash Fund, Inc.

Date: March 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of The Guardian Cash Fund, Inc.

Date: March 3, 2006

By:	/s/ Frank L. Pepe
Frank L. Pepe
Vice President and Treasurer of The Guardian Cash Fund, Inc.

Date: March 3, 2006